Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial risk management and impairment of financial assets
Derivative and non-derivative financial liabilities, undiscounted cash flows	£ 210,470	£ 204,709
Within 1 year
Financial risk management and impairment of financial assets
Derivative and non-derivative financial liabilities, undiscounted cash flows	17,510	16,547
Between 2 and 5 years
Financial risk management and impairment of financial assets
Derivative and non-derivative financial liabilities, undiscounted cash flows	192,370	187,388
After more than 5 years
Financial risk management and impairment of financial assets
Derivative and non-derivative financial liabilities, undiscounted cash flows	590	774
Trade and other payables
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	20,789	20,184
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	16,867	16,031
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	3,922	4,153
Lease liabilities
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	2,620	3,161
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	643	516
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	1,387	1,871
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Non-derivative financial liabilities, undiscounted cash flows	590	774
Convertible senior secured notes
Financial risk management and impairment of financial assets
Derivative financial liabilities, undiscounted cash flows	187,061	181,364
Convertible senior secured notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Derivative financial liabilities, undiscounted cash flows	£ 187,061	£ 181,364